Note 11 - Other Assets (Details Textual) - USD ($)	1 Months Ended			12 Months Ended
	Aug. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2022	Apr. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amortization of Deferred Charges, Total						$ 1,884,000	$ 738,000	$ 629,000
Other Receivables						1,482,000	77,000
Proceeds from Sale of Property, Plant, and Equipment, Total						331,000	$ 1,000	16,000
Dashun Technology Limited [Member]
Agreement, Period (Year)			2 years
Prepaid Expense			$ 3,000,000
Other Receivables						$ 267,000
Dashun Technology Limited [Member] | Forecast [Member]
Agreement, Amount to be Collected Each Quarter				$ 275,000	$ 400,000
Beijing Big Moment Technology Co., Ltd [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total		$ 140,000
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property		$ 5,000
Proceeds from Sale of Intangible Assets	$ 150,000
Consultant and Maintenance Contracts [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life (Year)						2 years
Consultant and Maintenance Contracts [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life (Year)						5 years
Land Use Rights [Member]
Finite-Lived Intangible Asset, Useful Life (Year)							49 years 255 days
Amortization of Intangible Assets, Total						$ 19,000	$ 19,000	$ 19,000